Earnings Per Share (Details Textual) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share (Textual) [Abstract]
Outstanding time-based stock options	8.8	8.7	8.8	8.7	10.2	9.2	11.5
Outstanding performance-based stock options	6.0	6.9	6.0	6.9	6.5	7.3	9.4
Restricted stock units outstanding	2.4	1.2	2.4	1.2	2.5	1.2	1.8
Antidilutive stock options	2.4	6.5	5.1	6.2	10.0	4.1	13.9